Debt securities - Group sovereign debt and bank debt exposure (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Shareholder-backed
Financial investments
Sovereign debt exposure		$ 14,848
Bank debt instruments held		5,910
Shareholder-backed | Group's treasury function, Africa operations and asset management operations
Financial investments
Sovereign debt exposure	$ 1,400
Shareholder-backed | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	17,972	18,331
Bank debt instruments held	5,834	7,294
Shareholder-backed | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Sovereign debt exposure		3,483
Bank debt instruments held		1,384
Shareholder-backed | Senior debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	4,917
Shareholder-backed | Subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	917
Shareholder-backed | Tier 1 subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	189
Shareholder-backed | Tier 2 subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	728
Shareholder-backed | Eurozone
Financial investments
Bank debt instruments held	337
Shareholder-backed | Eurozone | Continuing and discontinued operations
Financial investments
Sovereign debt exposure		481
Bank debt instruments held		608
Shareholder-backed | Eurozone | Senior debt
Financial investments
Bank debt instruments held	310
Shareholder-backed | Eurozone | Subordinated debt
Financial investments
Bank debt instruments held	27
Shareholder-backed | Eurozone | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	27
Shareholder-backed | UK
Financial investments
Bank debt instruments held	723
Shareholder-backed | UK | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	615	4,109
Bank debt instruments held		1,714
Shareholder-backed | UK | Senior debt
Financial investments
Bank debt instruments held	568
Shareholder-backed | UK | Subordinated debt
Financial investments
Bank debt instruments held	155
Shareholder-backed | UK | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	17
Shareholder-backed | UK | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	138
Shareholder-backed | US
Financial investments
Bank debt instruments held	3,134
Shareholder-backed | US | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	9,526	7,192
Bank debt instruments held		3,397
Shareholder-backed | US | Senior debt
Financial investments
Bank debt instruments held	3,084
Shareholder-backed | US | Subordinated debt
Financial investments
Bank debt instruments held	50
Shareholder-backed | US | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	7
Shareholder-backed | US | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	43
Shareholder-backed | Asia
Financial investments
Bank debt instruments held	993
Shareholder-backed | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held		754
Shareholder-backed | Asia | Senior debt
Financial investments
Bank debt instruments held	439
Shareholder-backed | Asia | Subordinated debt
Financial investments
Bank debt instruments held	554
Shareholder-backed | Asia | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	165
Shareholder-backed | Asia | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	389
Shareholder-backed | Indonesia | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	420	359
Shareholder-backed | Singapore | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	230	209
Shareholder-backed | Thailand | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	1,416	1,173
Shareholder-backed | Vietnam | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	2,900	2,383
Shareholder-backed | Other Asia | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	2,722	2,266
Shareholder-backed | Other
Financial investments
Bank debt instruments held	647
Shareholder-backed | Other | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	143	159
Bank debt instruments held		821
Shareholder-backed | Other | Senior debt
Financial investments
Bank debt instruments held	516
Shareholder-backed | Other | Subordinated debt
Financial investments
Bank debt instruments held	131
Shareholder-backed | Other | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	131
With-profits
Financial investments
Sovereign debt exposure		16,740
Bank debt instruments held		1,639
With-profits | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	24,446	22,996
Bank debt instruments held	1,734	11,112
With-profits | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Sovereign debt exposure		6,256
Bank debt instruments held		9,473
With-profits | Senior debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	480
With-profits | Subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	1,254
With-profits | Tier 1 subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	483
With-profits | Tier 2 subordinated debt | Continuing and discontinued operations
Financial investments
Bank debt instruments held	771
With-profits | Eurozone
Financial investments
Bank debt instruments held	131
With-profits | Eurozone | Continuing and discontinued operations
Financial investments
Sovereign debt exposure		560
Bank debt instruments held		1,243
With-profits | Eurozone | Senior debt
Financial investments
Bank debt instruments held	29
With-profits | Eurozone | Subordinated debt
Financial investments
Bank debt instruments held	102
With-profits | Eurozone | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	102
With-profits | UK
Financial investments
Bank debt instruments held	155
With-profits | UK | Continuing and discontinued operations
Financial investments
Sovereign debt exposure		3,837
Bank debt instruments held		2,794
With-profits | UK | Senior debt
Financial investments
Bank debt instruments held	41
With-profits | UK | Subordinated debt
Financial investments
Bank debt instruments held	114
With-profits | UK | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	3
With-profits | UK | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	111
With-profits | US
Financial investments
Bank debt instruments held	34
With-profits | US | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	20,338	15,102
Bank debt instruments held		3,477
With-profits | US | Senior debt
Financial investments
Bank debt instruments held	30
With-profits | US | Subordinated debt
Financial investments
Bank debt instruments held	4
With-profits | US | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	1
With-profits | US | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	3
With-profits | Asia
Financial investments
Bank debt instruments held	1,130
With-profits | Asia | Continuing and discontinued operations
Financial investments
Bank debt instruments held		1,293
With-profits | Asia | Senior debt
Financial investments
Bank debt instruments held	307
With-profits | Asia | Subordinated debt
Financial investments
Bank debt instruments held	823
With-profits | Asia | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	479
With-profits | Asia | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	344
With-profits | Singapore | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	3,514	2,112
With-profits | Other Asia | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	562	1,103
With-profits | Other
Financial investments
Bank debt instruments held	284
With-profits | Other | Continuing and discontinued operations
Financial investments
Sovereign debt exposure	32	282
Bank debt instruments held		$ 2,305
With-profits | Other | Senior debt
Financial investments
Bank debt instruments held	73
With-profits | Other | Subordinated debt
Financial investments
Bank debt instruments held	211
With-profits | Other | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	$ 211